Cash and due from banks and inter-bank funds	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and due from banks and inter-bank funds

4.	Cash and due from banks and inter-bank funds

(a)	The detail of cash and due from banks is as follows:

	2021	2020
	S/(000)	S/(000)
Cash and clearing (b)	2,363,326	2,152,432
Deposits in the BCRP (b)	10,445,851	14,102,067
Deposits in banks (c)	3,607,134	1,891,420
Accrued interest	3,350	1,879

	16,419,661	18,147,798
Restricted funds (d)	684,804	617,684

Total	17,104,465	18,765,482

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2021	2020
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	6,366,151	4,603,067
Cash in vaults	2,171,601	1,958,921

Subtotal legal reserve	8,537,752	6,561,988
Non-mandatory reserve
Overnight BCRP deposits (**)	4,079,700	9,499,000
Cash and clearing	191,673	193,461

Subtotal non-mandatory reserve	4,271,373	9,692,461

Cash balances not subject to legal reserve	52	50

Total	12,809,177	16,254,499

(*)
The legal reserve funds maintained in the BCRP are
non-interest
bearing, except for the part that exceeds the minimum reserve required that accrued interest at a nominal annual rate. As of December 31, 2021 and 2020, the excess in foreign currency accrued interest in US Dollars at an annual average rate of 0.01 percent. During 2021 and 2020, Interbank did not maintain excess reserves in national currency.

In Group Management’s opinion, Interbank has complied with the requirements established by the rules in force related to the computation of the legal reserve.

(**)
As of December 31, 2021, it correspond to five term deposits in local currency that Interbank holds in the BCRP, with maturity in the first days of January 2022 and accrue interest at an annual interest rate of
2.50
percent (as of December 31, 2020, it correspond to six term deposits in local currency that Interbank maintained in the BCRP, matured in the first days of January 2021, and accrue interest at an annual interest rate of
0.25 percent).

(c)	Deposits in domestic banks and abroad are mainly in Soles and US Dollars, they are freely available and accrue interest at market rates.
(d)	The Group maintains restricted funds related to:

	2021	2020
	S/(000)	S/(000)
Repurchase agreements with the BCRP (*)	419,410	542,922
Derivative financial instruments, Note 10(b)(i)	121,613	70,559
Inter-bank transfers (**)	141,681	—
Others	2,100	4,203

Total	684,804	617,684

(*)	As of December 31, 2021 and 2020, it correspond to deposits maintained in the BCRP which guarantee agreements with said entity; see Note 12(b).
(**)	Funds held at BCRP to guarantee transfers made through the Electronic Clearing House (henceforth “CCE”, by its Spanish acronym).
Cash and cash equivalents presented in the consolidated statements of cash flows exclude the restricted funds and accrued interest; see Note 3.4(ag).

(e)	Inter-bank funds
These are loans made between financial institutions with maturity, in general, minor than 30 days. As of December 31, 2021, Inter-bank funds assets accrue interest at an annual rate of 2.50 percent in national currency (annual rate of 0.25 percent in foreign currency as of December 31, 2020) and do not have specific guarantees.
As of December 31, 2020, Inter-bank funds liabilities accrue interest at an annual rate of 0.25 percent in foreign currency and did not have specific guarantees.